Employee benefits, Expenses and liabilities recognized for pensions and other employee remunerations (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Expenses recognized [Abstract]
Salaries, benefits and inherent	$ 320,827	$ 347,403	$ 550,491
Pensions - defined benefit plans	22,873	21,211	21,284
Employee benefits expense	343,700	368,614	$ 571,775
Long-term [Abstract]
Employee benefits	151,481	176,606
Short term liabilities and remunerations [Abstract]
Short-term employee benefits accruals	3,256	1,404
Actuarial (loss) gain net of taxes	1,648	10,801
Pensions and Seniority Premiums [Member]
Long-term [Abstract]
Employee benefits	141,014	151,002
Termination of Employment [Member]
Long-term [Abstract]
Employee benefits	$ 10,467	$ 25,604